UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                           FMA Small Company Portfolio
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-362-8333

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

ITEM 1.   REPORTS TO STOCKHOLDERS.


                                 [LOGO OMITTED]
                                      FMA
                                   ---------
                                   FIDUCIARY
                                   MANAGEMENT
                                   ASSOCIATES

                        ---------------------------------
                           FMA SMALL COMPANY PORTFOLIO
                        ---------------------------------
                         THE ADVISORS' INNER CIRCLE FUND




                               SEMI-ANNUAL REPORT
                                 April 30, 2003

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2003
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ..................................................   1
Statement of Net Assets ...............................................   2
Statement of Operations ...............................................   7
Statement of Changes in Net Assets ....................................   8
Financial Highlights ..................................................   9
Notes to Financial Statements .........................................  10
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

April 30, 2003

Dear Shareholders:

Geopolitical tensions weighed on the U.S. equity markets in the early months of the fiscal year as investors waited for the inevitable entry of coalition forces into Iraq. In addition, economic statistics continued to show a lackluster rebound in economic activity. However, as a relatively short-lived war ensued with an apparent victory at hand, the equity markets rallied through the second fiscal quarter of the year. This resulted in positive returns for the period of 7.55% for the Russell 2000 Index. The small cap segment of the market continued to outperform its larger cap peers as demonstrated by the 4.48% return posted by the S&P 500 Index.

Leading the rally were the technology, health care, capital goods and financial sectors of the market. Laggards included consumer staples, basic materials and the transportation sectors. The FMA Small Company Portfolio benefited from its overweight positions in the technology, health care and capital goods segments along with its underweighted positions in the market laggards. However, the Portfolio's performance lagged the broader small cap index due to a few stock specific issues that had a meaningful drag on performance. These included Mantech International and DRS Technologies, both defense-related providers of products and services to the U.S. government. Both companies completed equity offerings to fund future growth which resulted in near-term dilution to their earnings forecasts. In addition, our holding of Intercept, a merchant processor, declined after the loss of several customers related to a regulatory change. These stocks were sold from the Portfolio following our analysis of their investment potential.

With world tensions easing, investors are once again focused on the economic outlook and earnings recovery in the U.S. We are optimistic that the economic recovery will build momentum throughout the year. As such, we are maintaining our exposure to the economically sensitive sectors of the market with a greater relative position directed toward an industrial recovery versus a consumer-led advance. We continue to believe that superior stock selection will be paramount to future investment success and will maintain our focus on identifying companies trading at attractive valuations that have an accelerating earnings growth profile.



Yours truly,

/S/Kathryn A. Vorisek
Kathryn A. Vorisek
Chief Investment Officer



                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

S&P 500 INDEX is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK - 89.2%
---------------------------------------------------------------------------------------------------------------

                                                                                           SHARES      VALUE
                                                                                         ---------  -----------
AUTOMOTIVE -- 1.0%
   BorgWarner .........................................................................    23,500   $ 1,378,745
                                                                                                    -----------
BANKS -- 11.0%
   BankAtlantic Bancorp, Cl A .........................................................   182,600     2,103,552
   Boston Private Financial Holdings ..................................................    49,400       931,190
   Community First Bankshares .........................................................    83,200     2,239,827
   East-West Bancorp ..................................................................    66,800     2,261,180
   Local Financial* ...................................................................   159,400     2,391,000
   MB Financial .......................................................................    54,900     2,062,593
   Sterling Bancshares ................................................................   185,800     2,212,135
   Texas Regional Bancshares, Cl A ....................................................    38,131     1,384,155
                                                                                                    -----------
                                                                                                     15,585,632
                                                                                                    -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 5.8%
   Advo* ..............................................................................    35,900     1,411,588
   Media General, Cl A ................................................................    39,800     2,187,408
   Meredith ...........................................................................    57,200     2,472,184
   Saga Communications, Cl A* .........................................................   108,250     2,186,650
                                                                                                    -----------
                                                                                                      8,257,830
                                                                                                    -----------
CHEMICALS -- 4.7%
   Ferro ..............................................................................   100,200     2,368,728
   Georgia Gulf .......................................................................    99,100     2,239,660
   MacDermid ..........................................................................    93,000     2,113,890
                                                                                                    -----------
                                                                                                      6,722,278
                                                                                                    -----------
COMMUNICATIONS TECHNOLOGY -- 1.4%
   Anixter International* .............................................................    87,200     2,003,856
                                                                                                    -----------
DRUGS -- 1.5%
   Medicis Pharmaceutical, Cl A* ......................................................    36,700     2,115,388
                                                                                                    -----------
ELECTRICAL EQUIPMENT & SERVICES -- 1.1%
   Littelfuse* ........................................................................    77,800     1,521,768
                                                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
---------------------------------------------------------------------------------------------------------------

                                                                                           SHARES      VALUE
                                                                                         ---------  -----------
ELECTRONIC EQUIPMENT -- 6.5%
   Amphenol, Cl A* ....................................................................    47,900   $ 2,121,491
   Scansource* ........................................................................    71,100     1,415,601
   Technitrol* ........................................................................   127,900     2,019,541
   Tektronix* .........................................................................   122,500     2,299,325
   Zebra Technologies, Cl A* ..........................................................    21,300     1,420,071
                                                                                                    -----------
                                                                                                      9,276,029
                                                                                                    -----------
ENVIRONMENTAL SERVICES -- 1.5%
   Waste Connections* .................................................................    61,400     2,065,496
                                                                                                    -----------
FINANCIAL SERVICES -- 7.6%
   Affiliated Managers Group* .........................................................    59,900     2,773,969
   American Capital Strategies ........................................................   103,500     2,510,910
   Financial Federal* .................................................................    73,100     1,637,440
   Jefferies Group ....................................................................    58,600     2,274,852
   Triad Guaranty* ....................................................................    39,500     1,573,680
                                                                                                    -----------
                                                                                                     10,770,851
                                                                                                    -----------
FOOD, BEVERAGE & TOBACCO -- 1.6%
   Performance Food Group* ............................................................    65,000     2,280,200
                                                                                                    -----------
GAS/NATURAL GAS -- 1.9%
   New Jersey Resources ...............................................................    80,500     2,757,125
                                                                                                    -----------
INSURANCE -- 1.5%
   Harleysville Group .................................................................    87,500     2,065,000
                                                                                                    -----------
MACHINERY -- 5.0%
   Albany International, Cl A .........................................................   119,000     2,825,060
   AO Smith ...........................................................................    74,300     2,215,626
   IDEX ...............................................................................    63,100     2,009,735
                                                                                                    -----------
                                                                                                      7,050,421
                                                                                                    -----------
MACHINERY/OIL FIELD EQUIPMENT -- 2.0%
   Seacor Smit* .......................................................................    43,925     1,573,393
   W-H Energy Services* ...............................................................    71,400     1,285,200
                                                                                                    -----------
                                                                                                      2,858,593
                                                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
---------------------------------------------------------------------------------------------------------------

                                                                                           SHARES      VALUE
                                                                                         ---------  -----------
MANUFACTURING -- 4.8%
   Aptargroup .........................................................................    63,300    $2,178,786
   ESCO Technologies* .................................................................    60,600     2,376,126
   Pentair ............................................................................    56,900     2,192,926
                                                                                                    -----------
                                                                                                      6,747,838
                                                                                                    -----------
MEDICAL PRODUCTS & SERVICES -- 6.2%
   Advanced Medical Optics* ...........................................................   106,200     1,489,986
   Amsurg* ............................................................................    88,700     2,303,539
   Mid Atlantic Medical Services* .....................................................    32,800     1,428,440
   Priority Healthcare* ...............................................................    88,400     2,015,520
   Steris* ............................................................................    66,350     1,506,145
                                                                                                    -----------
                                                                                                      8,743,630
                                                                                                    -----------
OFFSHORE DRILLING -- 1.3%
   Pride International* ...............................................................   118,500     1,839,120
                                                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS -- 3.4%
   CBL & Associates Properties ........................................................    48,100     2,041,845
   SL Green Realty ....................................................................    85,900     2,768,557
                                                                                                    -----------
                                                                                                      4,810,402
                                                                                                    -----------
RETAIL -- 6.3%
   Haverty Furniture ..................................................................   109,700     1,541,285
   O'Charleys* ........................................................................   108,800     2,202,112
   O'Reilly Automotive* ...............................................................    83,400     2,473,644
   Regis ..............................................................................    96,200     2,725,346
                                                                                                    -----------
                                                                                                      8,942,387
                                                                                                    -----------
SEMICONDUCTORS -- 1.6%
   Fairchild Semiconductor International, Cl A* .......................................   187,400     2,224,438
                                                                                                    -----------
SEMICONDUCTORS/INSTRUMENTS -- 1.8%
   Integrated Circuit Systems* ........................................................    58,600     1,272,792
   Power Integrations* ................................................................    57,600     1,274,803
                                                                                                    -----------
                                                                                                      2,547,595
                                                                                                    -----------
TECHNOLOGY -- 2.4%
   Ansys* .............................................................................    54,100     1,430,945
   Autodesk ...........................................................................   124,300     1,934,108
                                                                                                    -----------
                                                                                                      3,365,053
                                                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
---------------------------------------------------------------------------------------------------------------

                                                                                           SHARES      VALUE
                                                                                         ---------  -----------
TELEPHONES & TELECOMMUNICATIONS -- 1.0%
   West* ..............................................................................    60,800   $ 1,372,864
                                                                                                    -----------
TRUCKING -- 2.8%
   Roadway ............................................................................    43,600     1,615,816
   Swift Transportation* ..............................................................   126,400     2,290,368
                                                                                                    -----------
                                                                                                      3,906,184
                                                                                                    -----------
UTILITIES -- 1.8%
   Unisource Energy ...................................................................   146,150     2,605,855
                                                                                                    -----------
WHOLESALERS -- 1.7%
   United Stationers* .................................................................    88,250     2,392,458
                                                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $120,926,921)                                                                           126,207,036
                                                                                                    -----------

---------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 10.3%
---------------------------------------------------------------------------------------------------------------
                                                                                          FACE
                                                                                         AMOUNT
                                                                                       -----------
   ABM AMRO 1.290%, dated 04/30/03,
      matures 05/01/03, repurchase price
      $14,515,204 (collateralized by a FHLB, 0%, 12/26/07,
      total market value: $14,805,908) (Cost $14,514,684) .............................$14,514,684   14,514,684
                                                                                                    -----------
   TOTAL INVESTMENTS -- 99.5%
      (Cost $135,441,605) .............................................................             140,721,720
                                                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.5%
---------------------------------------------------------------------------------------------------

                                                                                           VALUE
                                                                                        -----------
   Investment Advisory Fees Payable ................................................   $    (54,002)
   Administrative Fees Payable .....................................................        (13,396)
   Other Assets and Liabilities, Net ...............................................        705,464
                                                                                       ------------
   TOTAL OTHER ASSETS AND LIABILITIES ..............................................        638,066
                                                                                       ------------

----------------------------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------
   Paid in Capital .................................................................    150,075,738
   Distributions in Excess of Net Investment Income ................................        (44,108)
   Accumulated Net Realized Loss on Investments ....................................    (13,951,959)
   Net Unrealized Appreciation on Investments ......................................      5,280,115
                                                                                       ------------
   TOTAL NET ASSETS -- 100.0% .......................................................   $141,359,786
                                                                                       ============
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) .....................................      8,511,998
   NET ASSET VALUE, Offering and Redemption
      Price Per Share ..............................................................         $16.61
                                                                                             ======

* NON-INCOME PRODUCING SECURITY
CL CLASS
FHLB FEDERAL HOME LOAN BANK


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     FOR THE SIX MONTHS ENDED
                                                     APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ......................................................   $   836,750
Interest .......................................................        63,296
                                                                   -----------
   TOTAL INCOME ................................................       900,046
                                                                   -----------
EXPENSES
Investment Advisory Fees .......................................       503,144
Shareholder Servicing Fees .....................................       213,242
Administrative Fees ............................................        80,504
Transfer Agent Fees ............................................        30,055
Printing Fees ..................................................        25,100
Registration and Filing Fees ...................................         8,442
Audit Fees .....................................................         6,229
Custodian Fees .................................................         5,641
Legal Fees .....................................................         3,788
Trustees' Fees .................................................         1,982
Other Expenses .................................................         1,430
                                                                   -----------
   TOTAL EXPENSES ..............................................       879,557
Less:
Waiver of Investment Advisory Fees .............................       (74,762)
                                                                   -----------
   NET EXPENSES ................................................       804,795
                                                                   -----------
NET INVESTMENT INCOME ..........................................        95,251
                                                                   -----------
NET REALIZED LOSS ON INVESTMENTS ...............................    (9,349,240)
NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS ..............................................    12,903,294
                                                                   -----------
NET GAIN ON INVESTMENTS ........................................     3,554,054
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $(3,649,305)
                                                                   ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------
                                                                                     SIX MONTHS
                                                                                        ENDED       YEAR ENDED
                                                                                   APRIL 30, 2003   OCTOBER 31,
                                                                                     (UNAUDITED)       2002
                                                                                   -------------- -------------
OPERATIONS:
   Net Investment Income .......................................................    $     95,251  $    510,059
   Net Realized Loss on Investments ............................................      (9,349,240)   (1,764,713)
   Net Change in Unrealized Appreciation (Depreciation) on Investments .........      12,903,294    (5,175,041)
                                                                                    ------------  ------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS .................................................       3,649,305    (6,429,695)
                                                                                    ------------  ------------
DISTRIBUTIONS:
   Net Investment Income .......................................................        (216,502)     (432,916)
                                                                                    ------------  ------------
   TOTAL DISTRIBUTIONS .........................................................        (216,502)     (432,916)
                                                                                    ------------  ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ......................................................................      41,758,985   180,138,763
   In Lieu of Cash Distributions ...............................................         208,427       418,382
   Redeemed ....................................................................     (40,366,388) (178,162,535)
                                                                                    ------------  ------------
   Net Increase from Capital Share Transactions ................................       1,601,024     2,394,610
                                                                                    ------------  ------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS ...................................       5,033,827    (4,468,001)
NET ASSETS:
   Beginning of Period .........................................................     136,325,959   140,793,960
                                                                                    ------------  ------------
   End of Period (including (distributions in excess of
     net investment income) undistributed net investment
     income of $(44,108) and $77,143, respectively) ............................    $141,359,786  $136,325,959
                                                                                    ============  ============
SHARE TRANSACTIONS:
   Issued ......................................................................       2,632,620     9,790,940
   In Lieu of Cash Distributions ...............................................          13,002        22,280
   Redeemed ....................................................................      (2,557,950)   (9,867,018)
                                                                                    ------------  ------------
   Net Increase (Decrease) in Shares Outstanding from Share Transactions: ......          87,672       (53,798)
                                                                                    ============  ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------

                                                                                           SELECTED PER SHARE DATA & RATIOS
                                                                             FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                      ENDED
                                                     APRIL 30,                   YEARS ENDED OCTOBER 31,
                                                      2003       ---------------------------------------------------
                                                   (UNAUDITED)    2002(1)      2001       2000       1999      1998
                                                 --------------  --------    -------    -------    -------   -------
Net Asset Value, Beginning of Period ...........   $  16.18      $ 16.61     $ 16.46    $ 13.35    $ 14.52   $ 16.60
                                                   ----------    --------    -------    -------    -------   -------
Income from Investment Operations:
   Net Investment Income .......................       0.01         0.06        0.08       0.12       0.08      0.07
   Net Realized and Unrealized Gain (Loss) .....       0.45        (0.44)       0.18++     3.10      (1.17)    (0.31)
                                                   ----------    --------    -------    -------    -------   -------
   Total from Investment Operations ............       0.46        (0.38)       0.26       3.22      (1.09)    (0.24)
                                                   ----------    --------    -------    -------    -------   -------
Distributions:
   Net Investment Income .......................      (0.03)       (0.05)      (0.10)     (0.11)     (0.08)    (0.07)
   Net Realized Gain ...........................         --           --          --         --         --     (1.77)
   Return of Capital ...........................         --           --       (0.01)        --         --        --
                                                   ----------    --------    -------    -------    -------   -------
   Total Distributions .........................      (0.03)       (0.05)      (0.11)     (0.11)     (0.08)    (1.84)
                                                   ----------    --------    -------    -------    -------   -------
Net Asset Value, End of Period .................   $  16.61      $ 16.18     $ 16.61    $ 16.46    $ 13.35   $ 14.52
                                                   ==========    ========    =======    =======    =======   =======

TOTAL RETURN+ ..................................       2.82%*      (2.34)%      1.57%     24.27%     (7.63)%   (2.10)%
                                                   ==========    ========    =======    =======    =======   =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..........   $141,360     $136,326    $140,794   $115,885   $135,040  $213,491
Ratio of Expenses to Average Net Assets ........       1.20%+++     1.13%       1.14%      1.02%      1.03%     1.03%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers) .........................       1.31%+++     1.13%       1.14%      1.19%      1.20%     1.11%
Ratio of Net Investment Income to Average Net Assets   0.14%+++     0.31%       0.42%      0.75%      0.52%     0.62%
Portfolio Turnover Rate ........................         38%          99%         99%       108%       121%       39%

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO'S SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.

++ THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2001 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.

+++ ANNUALIZED

*   NOT ANNUALIZED

(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND FMA SMALL COMPANY PORTFOLIO ACQUIRED THE ASSETS OF THE UAM FMA SMALL COMPANY PORTFOLIO, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND FMA SMALL COMPANY PORTFOLIO PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM FMA SMALL COMPANY PORTFOLIO. SEE NOTE 1 IN THE NOTES TO THE FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 portfolios. The financial statements herein are those of the FMA Small Company Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

On June 7, 2002, the shareholders of the UAM FMA Small Company Portfolio (the "UAM Portfolio"), a series of the UAM Funds, Inc. (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund FMA Small Company Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America.

     USE OF ESTIMATES -- Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time) or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Securities that are quoted on a National Market System are valued at the official closing price. Money Market Securities and other debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. Securities for which prices are not available, of which there were none as of April 30, 2003, will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------


     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from the REITs.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

Effective June 24, 2002, the Portfolio has entered into agreements with the Distributor to act as an agent in placing repurchase agreements for the Portfolio. For its services, the Distributor received $2,590 for the six months ended April 30, 2003.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator, a wholly owned subsidiary of SEI Investments Company, are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the six months ended April 30, 2003 the Administrator was paid 0.06% of the average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Fiduciary Management Associates, LLC (the "Adviser"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of average daily net assets. The Adviser, formerly known as Fiduciary Management Associates, Inc. (the "Former Adviser"), was purchased by Fiduciary Management Associates, LLC on or about December 17, 2002. Fiduciary Management Associates, LLC is controlled by two principal executive officers of Fiduciary Management Associates, LLC who were senior officers of the Former Adviser. Despite this transaction, there are no changes in the actual investment management services, administrative functions, supervisory responsibilities or fee arrangements for the Portfolio and the Adviser continues their relationship of the Former Adviser. The Adviser and Former

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------


Adviser voluntarily agreed to waive a portion of their advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses from exceeding 1.20% of average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2003, the Portfolio made purchases of $47,343,486 and sales of $51,955,941 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses. Permanent book-tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2002 the Portfolio had capital loss carryforwards of $1,953,830 and $2,604,673 expiring in 2010 and 2007, respectively.

For Federal income tax purposes, the cost of securities owned at April 30, 2003, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2003, were as follows:

         FEDERAL          APPRECIATED       DEPRECIATED      NET UNREALIZED
        TAX COST          SECURITIES        SECURITIES        APPRECIATION
      -------------    ---------------   ---------------    ---------------
      $135,441,605       $ 10,311,094      $ (5,030,979)       $ 5,280,115

8. OTHER:

At April 30, 2003, 62% of total shares outstanding were held by two shareholders of Institutional Class Shares, each owning 10% or greater of the aggregate total shares outstanding.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER MEETINGS

A special meeting of the shareholders of the FMA Small Company Portfolio was held on January 17, 2003 to vote on the following matter:

PROPOSAL

To approve a new Investment Advisory Agreement between the Portfolio and Fiduciary Management Associates, LLC, with the same advisory fee and otherwise substantially the same terms as the current Advisory Agreement between the Portfolio and its current adviser.

                       SHARES VOTED          % OF VOTED         % OF TOTAL
FOR                    3,949,673.00              85.67%             46.03%
AGAINST                  129,629.00               2.81%              1.51%
ABSTAIN                  531,134.00              11.52%              6.18%

                          FMA SMALL COMPANY PORTFOLIO:
                                 P.O. Box 219009
                              Kansas City, MO 64121
                            (toll free) 866-FMA-8333


                                    ADVISER:
                      Fiduciary Management Associates, LLC
                        55 West Monroe Street, Suite 2550
                             Chicago, IL 60603-5093


                                  DISTRIBUTOR:
                       SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








          This information must be preceded or accompanied by a current prospectus for the Portfolio described.

FMA-SA-001-0200

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5-6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                              SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03


By (Signature and Title)*               \s\ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.